Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	As at March 31
Particulars	2023	2024
Cash in hand	80	158
Funds in transit	37,878	58,874
Bank balances	168,779	148,762
Term deposits	77,281	119,271
Total	284,018	327,065